Accounts receivable, net - Schedule of accounts receivable, net (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Accounts receivable, gross		¥ 203,934,775	¥ 135,372,101
Less: allowance for doubtful receivables		(15,834,902)	(5,907,369)	¥ (5,172,435)	¥ (1,690,103)
Accounts receivable, net	$ 26,889,080	¥ 188,099,873	¥ 129,464,732	¥ 135,778,457